Share based compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Share-based compensation expense
The share based compensation expense for our share options and Restricted Stock Unit ("RSU") plans in the Consolidated Statements of Operations are as follows:

	Successor	Predecessor
(In $ millions)	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Share based compensation expense	—	—	—	8
Total share based compensation expense	—	—	—	8